COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Subsidiary, Sale of Stock [Line Items]
COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY

Exercise Price	Number of Shares Underlying Warrants	Expiration Date	Type of Financing
$281.25	25	N/A	Other warrants
$0.25	70,297	July 2024	September 2018 Public Offering
$2.80	327,338	September 2024	July 2019 Public Offering
$0.35	4,578,400	November 2025	November 2020 Public Offering
$0.70	11,244,135	April 2026	April 2021 Registered Direct Offering (Accompanying Warrants)
$0.70	14,005,202	5 years after the date such warrants become exercisable, if ever	April 2021 Private Placement (Private Placement Warrants)
Grand Total	30,225,397

Exercise Price		Number of Shares Underlying Warrants	Expiration Date	Summary of Warrants
$281.25		25	N/A	Other Warrants
$2.80	*	327,338	July 2024	July 2019 Public Offering
$0.30		70,297	September 2024	September 2018 Public Offering
$0.35		4,578,400	November 2025	November 2020 Public Offering
$0.70		11,244,135	April 2026	April 2021 Registered Direct Offering (Accompanying Warrants)
$0.70		14,005,202	5 years after the date such warrants become exercisable, if ever	April 2021 Private Placement (Private Placement Warrants
Grand Total		30,225,997

*	During the year ended October 31, 2021, the cashless exercise provision of these warrants expired and the exercise price adjusted to $2.80.

As of October 31, 2020, there were outstanding warrants to purchase 398,226 shares of our common stock with exercise prices ranging from $0 to $281.25 per share. Information on the outstanding warrants is as follows:

Exercise Price	Number of Shares Underlying Warrants	Expiration Date	Summary of Warrants
$281.25	25	N/A	Other Warrants
$-	327,338	July 2024	July 2019 Public Offering
$0.372	70,863	September 2024	September 2018 Public Offering
Grand Total	398,226

SCHEDULE OF WARRANTS ACTIVITY

A summary of warrant activity was as follows (In thousands, except share and per share data):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value
Outstanding and exercisable warrants at October 31, 2019	432,142	$0.08	4.76	$114,069
Issued	5,000,000	1.25
Exercised *	(33,916)	0.02
Exchanged	(5,000,000)	1.25
Outstanding and exercisable warrants at October 31, 2020	398,226	$0.08	3.76	$110,640
Issued	48,254,606	0.48
Exercised	(18,427,435)	0.20
Outstanding and exercisable warrants at October 31, 2021	30,225,397	$0.67	4.63	$631,089

*	Includes the cashless exercise of 32,500 warrants that resulted in the issuance of 32,500 shares of common stock.

SCHEDULE OF ASSUMPTIONS USED IN WARRANT LIABILITY

In measuring the warrant liability for the September 2018 Public Offering warrants at January 31, 2022 and October 31, 2021, the Company used the following inputs in its Monte Carlo simulation model:

	January 31, 2022	October 31, 2021
Exercise Price	$0.25	$0.30
Stock Price	$0.136	$0.485
Expected Term	2.61 years	2.87 years
Volatility %	118%	123%
Risk Free Rate	1.29%	0.77%

In measuring the warrant liability for the September 2018 Public Offering warrants at October 31, 2021 and October 31, 2020, the Company used the following inputs in its Monte Carlo simulation model:

	October 31, 2021	October 31, 2020
Exercise Price	$0.30	$0.37
Stock Price	$0.485	$0.34
Expected Term	2.87 years	3.87 years
Volatility %	123%	106%
Risk Free Rate	0.77%	0.29%

Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
SCHEDULE OF ASSUMPTIONS USED IN WARRANT LIABILITY

In measuring the warrant liability for the warrants issued in the April 2021 Private Placement at January 31, 2022 and October 31, 2021, the Company used the following inputs in its Black Scholes model:

	January 31, 2022	October 31, 2021
Exercise Price	$0.70	$0.70
Stock Price	$0.136	$0.485
Expected Term	5.00 years	5.00 years
Volatility %	108%	106%
Risk Free Rate	1.62%	1.18%

In measuring the warrant liability for the warrants issued in the April 2021 Private Placement at October 31, 2021 and April 14, 2021 (issuance date), the Company used the following inputs in its Black Scholes model:

	October 31, 2021	April 14, 2021
Exercise Price	$0.70	$0.70
Stock Price	$0.485	$0.57
Expected Term	5.00 years	5.00 years
Volatility %	106%	106%
Risk Free Rate	1.18%	0.85%